Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Cash and cash equivalents		$ 5,649,692	$ 369
Total assets		58,949,113	21,581,980
Tanker Segment [Member]
Segment Information [Abstract]
Total assets		12,377,612	21,581,980
LPG Carrier Segment [Member]
Segment Information [Abstract]
Total assets		36,570,846	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	5,648,644	0
Prepaid expenses and other assets	[1]	$ 4,352,011	$ 0

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.